Consolidated Balance Sheets - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
Current Assets
Cash and cash equivalents	[1]	$ 16	$ 19	[2]
Receivables, net
Trade		139	122	[2]
Affiliate		85	69	[2]
Other		0	18	[2]
Prepayments and other		12	7	[2]
Total Current Assets		252	235	[2]
Net Property, Plant, and Equipment		3,467	3,360	[2]
Acquired Intangibles, net		976	973	[2]
Goodwill		130	164	[2]
Investment in unconsolidated affiliates		58	57	[2]
Other Noncurrent Assets		26	30	[2]
Total Assets		4,909	4,819
Accounts payable
Trade		84	141	[2]
Affiliate		48	53	[2]
Accrued interest and financing costs		31	28	[2]
Other current liabilities		59	69	[2]
Total Current Liabilities		222	291	[2]
Other Noncurrent Liabilities		49	45	[2]
Debt, Net of Unamortized Issuance Costs		2,844	2,544	[2]
Liabilities		3,115	2,880	[2]
Commitments and Contingencies (Note 11)				[2]
Equity
Equity of Predecessors		16	49	[2]
Common unitholders: 93,478,326 units issued and outstanding (80,125,930 in 2014)		1,707	1,474	[2]
General partner: 1,900,515 units issued and outstanding (1,631,448 in 2014)		(13)	(19)	[2]
Noncontrolling interest		84	435	[2]
Total Equity		1,794	1,939	[2]
Total Liabilities and Equity		$ 4,909	$ 4,819	[2]

[1]	Adjusted to include the historical results of the Predecessors. See Notes 1 and 2 for further discussion.
[2]	Adjusted to include the historical results of the Predecessors. See Notes 1 and 2 for further discussion.